Loss Per Share - Schedule of Computation of Potentially Anti-Dilutive Securities (Detail) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share	21,498,272	13,520,133	29,131,536